Share Capital (Details) - Schedule of Stock Options Outstanding	9 Months Ended
Sep. 30, 2023 $ / shares shares
Stock Options [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	15,061
Number of options exercisable	9,161
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 352.91
Remaining contractual life (years)	3 years 1 month 13 days
Stock Options [Member] | 24-Dec-18 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	129
Number of options exercisable	129
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 5,400
Expiry date	24-Dec-23
Remaining contractual life (years)	2 months 23 days
Stock Options [Member] | 15-Jan-19 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	8
Number of options exercisable	8
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 5,400
Expiry date	15-Jan-24
Remaining contractual life (years)	3 months 14 days
Stock Options [Member] | 21-Mar-19 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	123
Number of options exercisable	123
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 5,900
Expiry date	21-Mar-24
Remaining contractual life (years)	5 months 19 days
Stock Options [Member] | 1-Jan-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	21
Number of options exercisable	21
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 5,400
Expiry date	1-Jan-24
Remaining contractual life (years)	3 months
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	950
Number of options exercisable	950
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 600
Expiry date	15-Nov-30
Remaining contractual life (years)	7 years 1 month 17 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	1,615
Number of options exercisable	1,615
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 600
Expiry date	15-Nov-25
Remaining contractual life (years)	2 years 1 month 17 days
Stock Options [Member] | 2-Jan-21 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	570
Number of options exercisable	570
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,150
Expiry date	2-Jan-26
Remaining contractual life (years)	2 years 3 months 3 days
Stock Options [Member] | 2-Jan-21 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	50
Number of options exercisable	50
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,150
Expiry date	2-Jan-31
Remaining contractual life (years)	7 years 3 months 3 days
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	145
Number of options exercisable	145
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,150
Expiry date	18-Jan-26
Remaining contractual life (years)	2 years 3 months 18 days
Stock Options [Member] | 01-Jan-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	200
Number of options exercisable	200
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 400
Expiry date	29-Oct-26
Remaining contractual life (years)	3 years 29 days
Stock Options [Member] | 13-Apr-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	7,950
Number of options exercisable	3,975
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 110
Expiry date	13-Apr-27
Remaining contractual life (years)	3 years 6 months 14 days
Stock Options [Member] | 12-Jul-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	3,300
Number of options exercisable	1,375
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 110
Expiry date	12-Jul-25
Remaining contractual life (years)	1 year 9 months 10 days
Restricted share units [member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	3,165,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.05
Restricted share units [member] | 9-Mar-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	2,250,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.03
Restricted share units [member] | 13-Apr-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	825,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.1
Restricted share units [member] | 12-Jul-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	90,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.1
Agent Option Outstanding [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	9,315
Number of options exercisable	9,315
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 487.06
Remaining contractual life (years)	2 years 7 months 2 days
Agent Option Outstanding [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	1,135
Number of options exercisable	1,135
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 660
Expiry date	28-Sep-25
Remaining contractual life (years)	2 years
Agent Option Outstanding [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	2,660
Number of options exercisable	2,660
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 685
Expiry date	28-Sep-25
Remaining contractual life (years)	2 years
Agent Option Outstanding [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	647
Number of options exercisable	647
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,150
Expiry date	30-Jun-24
Remaining contractual life (years)	9 months
Agent Option Outstanding [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	4,348
Number of options exercisable	4,348
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 253
Expiry date	11-Jan-27
Remaining contractual life (years)	3 years 3 months 10 days
Agent Option Outstanding [Member] | 1-Apr-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	525
Number of options exercisable	525
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 230
Expiry date	8-Mar-27
Remaining contractual life (years)	3 years 5 months 8 days
Agent Option Outstanding MD&A [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	129,315
Number of options exercisable	9,315
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 35.75
Remaining contractual life (years)	4 years 9 months 14 days
Agent Option Outstanding MD&A [Member] | 1-Apr-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	525
Number of options exercisable	525
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 230
Expiry date	8-Mar-27
Remaining contractual life (years)	3 years 3 months 25 days
Agent Option Outstanding MD&A [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	1,135
Number of options exercisable	1,135
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 660
Expiry date	28-Sep-25
Remaining contractual life (years)	1 year 10 months 13 days
Agent Option Outstanding MD&A [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	2,660
Number of options exercisable	2,660
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 685
Expiry date	28-Sep-25
Remaining contractual life (years)	1 year 10 months 13 days
Agent Option Outstanding MD&A [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	647
Number of options exercisable	647
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,150
Expiry date	30-Jun-24
Remaining contractual life (years)	7 months 17 days
Agent Option Outstanding MD&A [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	4,348
Number of options exercisable	4,348
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 253
Expiry date	11-Jan-27
Remaining contractual life (years)	3 years 1 month 28 days
Agent Option Outstanding MD&A [Member] | 31-Oct-23 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	120,000
Number of options exercisable	0
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0.72
Expiry date	31-Oct-28
Remaining contractual life (years)	4 years 11 months 19 days
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	131,001
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 383.62
Share Purchase Warrants [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	18,056
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 685
Expiry date	28-Sep-25
Share Purchase Warrants [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	12,945
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,150
Expiry date	30-Jun-24
Share Purchase Warrants [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	100,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 230
Expiry date	10-Jan-27